Offerings - Offering: 1	Nov. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Senior Notes due 2031
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit	0.99584
Maximum Aggregate Offering Price	$ 348,544,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 30,323.33
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $348,544,000.